UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall St., 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited)	September 30, 2018
Investments	Shares	Value
COMMON STOCKS – 72.2% (50.5% of Total Investments)
Agriculture – 5.5%
Altria Group, Inc.	67,871	$4,093,300
Philip Morris International, Inc.	40,752	3,322,918
Total Agriculture		7,416,218
Automobiles – 1.3%
Ford Motor Co.	186,020	1,720,685
Banks – 9.6%
Bank of Montreal (Canada)	48,719	4,020,779
Canadian Imperial Bank of Commerce (Canada)	38,595	3,619,053
Huntington Bancshares, Inc.	227,254	3,390,630
Umpqua Holdings Corp.	89,243	1,856,254
Total Banks		12,886,716
Chemicals – 1.7%
LyondellBasell Industries NV, Class A (Netherlands)	22,717	2,328,720
Communications Equipment – 4.1%
Cisco Systems, Inc.	114,094	5,550,673
Electric Utilities – 5.2%
PPL Corp.	114,621	3,353,811
Southern Co. (The)	83,537	3,642,213
Total Electric Utilities		6,996,024
Household Durables – 1.5%
Tupperware Brands Corp.	62,109	2,077,546
Industrial Conglomerates – 1.3%
General Electric Co.	157,724	1,780,704
Multi-Utilities – 5.0%
CenterPoint Energy, Inc.	130,871	3,618,583
National Grid PLC, ADR (United Kingdom)	61,017	3,164,342
Total Multi-Utilities		6,782,925
Oil, Gas & Consumable Fuels – 5.2%
Occidental Petroleum Corp.	39,910	3,279,405
TOTAL SA, ADR (France)	57,314	3,690,448
Total Oil, Gas & Consumable Fuels		6,969,853
Pharmaceuticals – 5.8%
Merck & Co., Inc.	45,668	3,239,688
Pfizer, Inc.	103,169	4,546,658
Total Pharmaceuticals		7,786,346

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (REITs) – 11.7%
Crown Castle International Corp.	27,655	$3,078,831
Digital Realty Trust, Inc.	25,723	2,893,323
EPR Properties	60,433	4,134,222
Highwoods Properties, Inc.	52,894	2,499,770
Host Hotels & Resorts, Inc.	146,703	3,095,433
Total Real Estate Investment Trusts (REITs)		15,701,579
Technology Hardware, Storage & Peripherals – 3.3%
Seagate Technology PLC (Ireland)	95,135	4,504,642
Telecommunications – 9.3%
AT&T, Inc.	115,747	3,886,784
CenturyLink, Inc.	222,694	4,721,113
Verizon Communications, Inc.	74,509	3,978,036
Total Telecommunications		12,585,933
Transportation Infrastructure – 1.7%
Macquarie Infrastructure Corp.	49,800	2,297,274
Total Common Stocks
(Cost $97,088,385)		97,385,838
PREFERRED STOCKS – 26.1% (18.3% of Total Investments)
Banks – 14.1%
Bank of America Corp., Series W, 6.63%	20,000	520,000
Bank of America Corp., Series Y, 6.50%	40,000	1,042,000
BB&T Corp., Series E, 5.63%	40,000	996,400
BOK Financial Corp., 5.38%	30,000	746,400
Citigroup, Inc., Series J, 7.13%	20,000	558,200
Citigroup, Inc., Series K, 6.88%	40,000	1,110,000
Fifth Third Bancorp, Series I, 6.63%	40,000	1,100,000
First Horizon National Corp., Series A, 6.20%	40,000	1,004,000
First Republic Bank, Series I, 5.50%	56,640	1,389,946
Huntington Bancshares, Inc., Series D, 6.25%	20,000	514,800
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,030,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,031,200
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	538,200
Regions Financial Corp., Series A, 6.38%	20,000	504,200
Regions Financial Corp., Series B, 6.38%	40,000	1,060,400
TCF Financial Corp., Series C, 5.70%	50,000	1,204,500
US Bancorp, Series F, 6.50%	50,000	1,361,500
Wells Fargo & Co., Series Q, 5.85%	40,000	1,030,800

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Wells Fargo & Co., Series R, 6.63%	80,000	$2,211,200
Total Banks		18,954,146
Capital Markets – 4.8%
Apollo Global Management LLC, Series A, 6.38%	60,000	1,510,200
Charles Schwab Corp. (The), Series C, 6.00%	20,000	513,600
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,067,600
Morgan Stanley, Series I, 6.38%	60,000	1,603,200
Northern Trust Corp., Series C, 5.85%	20,000	509,000
Oaktree Capital Group LLC, Series A, 6.63%	10,000	250,400
State Street Corp., Series E, 6.00%	40,000	1,022,400
Total Capital Markets		6,476,400
Consumer Finance – 1.2%
Capital One Financial Corp., Series D, 6.70%	60,000	1,567,200
Electric Utilities – 0.7%
DTE Energy Co., Series B, 5.38%	20,000	478,000
Southern Co. (The), 6.25%	20,000	517,200
Total Electric Utilities		995,200
Insurance – 2.6%
Allstate Corp. (The), Series E, 6.63%	60,000	1,524,000
Hartford Financial Services Group, Inc. (The), 7.88%	20,000	560,200
WR Berkley Corp., 5.75%	60,000	1,461,000
Total Insurance		3,545,200
Real Estate Investment Trusts (REITs) – 1.7%
EPR Properties, Series G, 5.75%	40,000	929,600
Public Storage, Series D, 4.95%	40,000	923,200
Public Storage, Series E, 4.90%	20,000	459,800
Total Real Estate Investment Trusts (REITs)		2,312,600
Venture Capital – 1.0%
Carlyle Group LP (The), Series A, 5.88%	60,000	1,358,400
Total Preferred Stocks
(Cost $35,644,136)		35,209,146
MASTER LIMITED PARTNERSHIPS – 10.6% (7.4% of Total Investments)
Hotels, Restaurants & Leisure – 1.9%
Cedar Fair LP	49,833	2,595,303
Oil, Gas & Consumable Fuels – 8.7%
Energy Transfer Partners LP	194,260	4,324,228

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	123,107	$3,536,864
Plains All American Pipeline LP	155,830	3,897,308
Total Oil, Gas & Consumable Fuels		11,758,400
Total Master Limited Partnerships
(Cost $14,507,235)		14,353,703
EXCHANGE-TRADED FUNDS – 8.8% (6.2% of Total Investments)
Debt Funds – 8.8%
iShares iBoxx $High Yield Corporate Bond ETF(a)	44,330	3,831,885
SPDR Bloomberg Barclays High Yield Bond ETF(a)	223,420	8,054,291
Total Exchange-Traded Funds
(Cost $12,474,700)		11,886,176

	Principal
CORPORATE BONDS – 20.4% (14.2% of Total Investments)
Advertising – 0.2%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$300,000	306,781
Aerospace & Defense – 0.4%
BBA US Holdings, Inc., 5.38%, 05/01/26(b)	500,000	503,125
Agriculture – 0.5%
Altria Group, Inc., 9.95%, 11/10/38	100,000	157,743
Altria Group, Inc., 10.20%, 02/06/39	100,000	160,342
Reynolds American, Inc., 8.13%, 05/01/40	150,000	196,248
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	156,282
Total Agriculture		670,615
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	300,000	250,501
Biotechnology – 0.2%
Celgene Corp., 5.00%, 08/15/45	300,000	299,576
Building Materials – 0.1%
Masonite International Corp., 5.75%, 09/15/26(b)	100,000	100,375
Chemicals – 0.4%
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)	500,000	480,000
Commercial Services – 2.5%
Ashtead Capital, Inc., 5.25%, 08/01/26(b)	250,000	253,290
Brink's Co. (The), 4.63%, 10/15/27(b)	750,000	690,937

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Principal	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
H&E Equipment Services, Inc., 5.63%, 09/01/25	$750,000	$750,037
IHS Markit Ltd. (United Kingdom), 4.75%, 08/01/28	750,000	754,688
S&P Global, Inc., 6.55%, 11/15/37	150,000	188,111
Verisk Analytics, Inc., 5.50%, 06/15/45	750,000	775,603
Total Commercial Services		3,412,666
Electric Utilities – 1.3%
CenterPoint Energy, Inc., Series A, 6.13%, (3 Month USD LIBOR + 3.27%), 09/01/23(c)	500,000	510,000
Clearway Energy Operating LLC, 5.75%, 10/15/25(b)	750,000	760,350
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	308,727
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	178,208
Total Electric Utilities		1,757,285
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	167,936
Food Products – 0.6%
Conagra Brands, Inc., 7.13%, 10/01/26	300,000	345,830
Kraft Heinz Foods Co., 5.20%, 07/15/45	300,000	294,537
Kroger Co. (The), 6.90%, 04/15/38	150,000	180,734
Total Food Products		821,101
Food Service – 0.6%
Aramark Services, Inc., 4.75%, 06/01/26	750,000	735,938
Forest Products & Paper – 0.9%
Mercer International, Inc. (Canada), 5.50%, 01/15/26	1,000,000	986,300
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(b)	250,000	255,000
Total Forest Products & Paper		1,241,300
Healthcare - Services – 0.7%
Dignity Health, 5.27%, 11/01/64	300,000	298,534
HCA, Inc., 5.38%, 09/01/26	100,000	101,188
HCA, Inc., 5.63%, 09/01/28	400,000	402,750
Humana, Inc., 8.15%, 06/15/38	100,000	136,466
Total Healthcare - Services		938,938
Home Builders – 0.7%
Lennar Corp., 4.75%, 11/29/27	500,000	482,500
PulteGroup, Inc., 5.50%, 03/01/26	500,000	497,813
Total Home Builders		980,313

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Principal	Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure – 0.8%
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/29	$500,000	$503,950
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(b)	500,000	500,000
Total Hotels, Restaurants & Leisure		1,003,950
Insurance – 0.3%
Assurant, Inc., 6.75%, 02/15/34	150,000	172,429
Protective Life Corp., 8.45%, 10/15/39	125,000	177,194
Total Insurance		349,623
Media – 1.6%
CBS Corp., 4.90%, 08/15/44	300,000	291,234
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 02/15/28	750,000	691,125
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	300,000	324,975
Discovery Communications LLC, 4.88%, 04/01/43	300,000	281,642
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	174,435
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	101,125
Viacom, Inc., 5.85%, 09/01/43	300,000	319,043
Total Media		2,183,579
Mining – 0.1%
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	183,901
Miscellaneous Manufacturing – 0.8%
Koppers, Inc., 6.00%, 02/15/25(b)	750,000	748,125
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	290,250
Total Miscellaneous Manufacturing		1,038,375
Office & Business Equipment – 0.2%
Xerox Corp., 6.75%, 12/15/39	300,000	301,834
Oil & Gas Services – 0.6%
HollyFrontier Corp., 5.88%, 04/01/26	750,000	800,669
Oil, Gas & Consumable Fuels – 1.7%
Apache Corp., 6.00%, 01/15/37	167,000	184,501
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/26(b)	500,000	496,425
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	170,040
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	193,986
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	250,000	255,312
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	300,000	257,790

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Principal	Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co., 6.20%, 01/23/25	$150,000	$149,531
Southwestern Energy Co., 7.50%, 04/01/26	600,000	630,750
Total Oil, Gas & Consumable Fuels		2,338,335
Pharmaceuticals – 0.9%
Allergan Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	148,573
Andeavor Logistics LP, Series A, 6.88%, (3 Month USD LIBOR + 4.65%), 02/15/23(c)	750,000	754,125
Express Scripts Holding Co., 6.13%, 11/15/41	300,000	330,400
Total Pharmaceuticals		1,233,098
Pipelines – 1.3%
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)	250,000	251,562
Enable Midstream Partners LP, 4.95%, 05/15/28	750,000	745,588
EQT Midstream Partners LP, 5.50%, 07/15/28	750,000	770,288
Total Pipelines		1,767,438
Real Estate Investment Trusts (REITs) – 0.1%
Welltower, Inc., 6.50%, 03/15/41	150,000	179,301
Retail – 1.0%
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	158,215
Party City Holdings, Inc., 6.63%, 08/01/26(b)	650,000	659,750
QVC, Inc., 4.45%, 02/15/25	300,000	286,560
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	260,063
Total Retail		1,364,588
Semiconductors – 0.3%
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	319,776
Technology Hardware, Storage & Peripherals – 0.5%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	305,606
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27	400,000	377,185
Total Technology Hardware, Storage & Peripherals		682,791
Telecommunications – 0.5%
AT&T, Inc., 6.38%, 03/01/41	395,000	435,752
AT&T, Inc., 4.35%, 06/15/45	300,000	259,314
Total Telecommunications		695,066
Toys, Games & Hobbies – 0.1%
Hasbro, Inc., 5.10%, 05/15/44	150,000	142,543
Transportation – 0.2%
Kansas City Southern, 4.30%, 05/15/43	100,000	93,159

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Principal	Value
CORPORATE BONDS (continued)
Transportation (continued)
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	$150,000	$134,727
Total Transportation		227,886
Total Corporate Bonds
(Cost $27,441,149)		27,479,203
MORTGAGE BACKED SECURITIES (MBS) – 3.1% (2.1% of Total Investments)
Commercial MBS – 3.1%
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/12/46, 4.57%(b)(d)	275,000	268,038
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/17/45, 4.73%(b)(d)	420,000	219,271
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/12/46, 4.22%(b)(d)	300,000	280,457
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/17/45, 4.23%(d)	250,000	230,054
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/17/47, 4.52%(b)(d)	400,000	377,194
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/18/43, 5.83%(b)(d)	140,000	141,737
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/17/46, 5.59%(b)(d)	400,000	400,377
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/16/45, 5.19%(b)(d)	400,000	368,250
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/17/45, 4.81%(b)(d)	100,000	94,104
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/16/46, 4.37%(b)(d)	250,000	229,928
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/17/46, 4.50%(b)(d)	250,000	199,513
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(d)	375,000	365,303
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/17/45, 4.41%(b)(d)	200,000	193,114
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/17/45, 4.59%(b)(d)	140,000	111,476
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.11%(b)(d)	400,000	362,938
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/17/46, 5.23%(b)(d)	300,000	290,950
Total Mortgage Backed Securities (MBS)
(Cost $4,521,985)		4,132,704

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments‡ (unaudited) (continued)	September 30, 2018
Investments	Principal	Value
MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
City of Fresno CA Water System Revenue, 6.75%, 06/01/40	$200,000	$259,398
Health Care Authority For Baptist Health (The), 5.50%, 11/16/43	300,000	317,637
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50	200,000	219,078
Total Municipal Bonds
(Cost $752,157)		796,113

	Shares
MONEY MARKET FUND – 1.2% (0.9% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 1.93%(e)
(Cost $1,659,069)	1,659,069	1,659,069
Total Investments – 143.0%
(Cost $194,088,816)		192,901,952
Line of Credit Payable – (43.0)%		(58,000,000)
Other Liabilities in Excess of Assets – (0.0)%(f)		(19,302)
Net Assets – 100.0%		$134,882,650

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

‡	Securities are U.S. securities, unless otherwise noted below.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $9,491,598 which represents approximately 7.0% of net assets as of September 30, 2018. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. These securities do not indicate a reference rate and spread in their descriptions.
(e)	Rate shown reflects the 7-day yield as of September 30, 2018.
(f)	Less than 0.05%.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$97,385,838	$–	$–	$97,385,838
Preferred Stocks
Banks	17,203,746	1,750,400	–	18,954,146
Capital Markets	4,457,200	2,019,200	–	6,476,400
Consumer Finance	1,567,200	–	–	1,567,200
Electric Utilities	517,200	478,000	–	995,200
Insurance	2,084,200	1,461,000	–	3,545,200
Real Estate Investment Trusts (REITs)	459,800	1,852,800	–	2,312,600
Venture Capital	1,358,400	–	–	1,358,400
Corporate Bonds*	–	27,479,203	–	27,479,203
Exchange-Traded Funds*	11,886,176	–	–	11,886,176
Master Limited Partnerships*	14,353,703	–	–	14,353,703
Mortgage Backed Securities*	–	4,132,704	–	4,132,704
Municipal Bonds*	–	796,113	–	796,113
Money Market Fund	1,659,069	–	–	1,659,069
Total Investments	$152,932,532	$39,969,420	$–	$192,901,952

*	Please refer to the Schedule of Investments for breakdown of valuations by industry.

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued at $2,002,000 were transferred from Level 1 to Level 2 and $1,137,200 were transferred from Level 2 to Level 1 during the period ended September 30, 2018, due to changes in trading volume of the securities. The Fund held no Level 3 securities during the period ended September 30, 2018.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2018
SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Advertising	0.2%
Aerospace & Defense	0.4
Agriculture	6.0
Automobiles	1.5
Banks	23.7
Biotechnology	0.2
Building Materials	0.1
Capital Markets	4.8
Chemicals	2.1
Commercial MBS	3.1
Commercial Services	2.5
Communications Equipment	4.1
Consumer Finance	1.2
Debt Funds	8.8
Electric Utilities	7.2
Environmental Control	0.1
Food Products	0.6
Food Service	0.6
Forest Products & Paper	0.9
Healthcare - Services	0.7
Home Builders	0.7
Hotels, Restaurants & Leisure	2.7
Household Durables	1.5
Industrial Conglomerates	1.3
Insurance	2.9
Media	1.6
Mining	0.1
Miscellaneous Manufacturing	0.8
Money Market Fund	1.2
Multi-Utilities	5.0
Municipal Bonds	0.6
Office & Business Equipment	0.2
Oil & Gas Services	0.6
Oil, Gas & Consumable Fuels	15.6
Pharmaceuticals	6.7
Pipelines	1.3
Real Estate Investment Trusts (REITs)	13.5
Retail	1.0
Semiconductors	0.3
Technology Hardware, Storage & Peripherals	3.8
Telecommunications	9.8
Toys, Games & Hobbies	0.1
Transportation	0.2
Transportation Infrastructure	1.7
Venture Capital	1.0
Total Investments	143.0
Line of Credit Payable	(43.0)
Other Assets in Excess of Liabilities	(0.0	)(a)
Net Assets	100.0%

(a) Less than 0.05%.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	September 30, 2018

1. ORGANIZATION AND OPERATIONS

Eagle Growth and Income Opportunities Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015.

The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets, as defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes), minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments.

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities are valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities are valued at the official closing price.

Fixed income securities are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Money market funds are valued based on the Fund’s proportionate interest in its net assets.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

3. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended September 30, 2018, the Fund had no options activity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/14/2018

By (Signature and Title)*	/s/ Tracy Dotolo
Tracy Dotolo, Treasurer, Principal Financial Officer and Principal Accounting Officer
(principal financial officer)

Date	11/14/2018

* Print the name and title of each signing officer under his or her signature.